Income Taxes (Details) - Schedule of federal and state net operating loss carryforwards - Jasper Therapeutics, Inc. [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Operating Loss Carryforwards [Line Items]
Net operating losses, federal, amount	$ 20,377
Net operating losses, federal, expiration Years	Do not expire
Net operating losses, california,amount	$ 19,993
Minimum [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses, california,expiration Years	2038 years
Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net operating losses, california,expiration Years	2040 years